S000003896 [Member] Expense Example, No Redemption - Putnam VT Global Asset Allocation Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 86
Expense Example, No Redemption, 3 Years	272
Expense Example, No Redemption, 5 Years	474
Expense Example, No Redemption, 10 Years	1,058
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	351
Expense Example, No Redemption, 5 Years	610
Expense Example, No Redemption, 10 Years	$ 1,351